Background, Organization and Summary of Significant Accounting Policies - Schedule of Other Property and Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Other property	$ 14,153	$ 13,242
Total	623,551	428,180
Southwest Gas Corporation
Investment [Line Items]
Net cash surrender value of COLI policies	114,405	117,341
Other property	1,741	1,773
Total	116,146	119,114
Centuri
Investment [Line Items]
Centuri property, equipment, and intangibles	792,191	554,730
Centuri accumulated provision for depreciation and amortization	$ (298,939)	$ (258,906)